Schedule Reconciliation of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Cash and cash equivalents	$ 1,630,732	$ 55,644		$ 153,904
Restricted cash		282,043		41,906
Total cash, cash equivalents, and restricted cash shown in the cash flow statement	$ 1,630,732	$ 337,687	$ 52,713	$ 195,810	$ 347,226